Summary Of Significant Accounting Policies (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2010
Summary Of Significant Accounting Policies Disclosure [Line Items]
Decrease in depreciation expense		¥ 11,031
Decrease in net loss attributable to Panasonic Corporation		¥ 6,861
Decrease in net loss per basic share attributable to Panasonic Corporation common shareholders		¥ 3.31
Minimum percentage of recognized income tax positions	50.00%
Maximum [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Equity ownership, percentage	50.00%
Minimum [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Equity ownership, percentage	20.00%
AVC Networks [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	17.00%
Appliances [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	15.00%
Systems & Communications [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	8.00%
Eco Solutions [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	15.00%
Automotive Systems [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	7.00%
Industrial Devices [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	14.00%
Energy [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	6.00%
Other [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	18.00%
Japan [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	53.00%
North And South America [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	12.00%
Europe [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	10.00%
Asia And Others [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Sales by product category, percentage	25.00%
Building [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Property, plant and equipment, useful life, minimum (years)	5
Property, plant and equipment, useful life, maximum (years)	50
Machinery And Equipment [Member]
Summary Of Significant Accounting Policies Disclosure [Line Items]
Property, plant and equipment, useful life, minimum (years)	2
Property, plant and equipment, useful life, maximum (years)	10